UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21867

International Equity Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2006

Item 1. Reports to Stockholders

International Equity Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS

Common Stocks — 96.4%
Security	Shares	Value
Airlines — 1.9%
Air France-KLM	3,200	$113,980
Gol Linhas Aereas Inteligentes SA ADR	3,000	93,450
		$207,430
Automobiles — 3.2%
Honda Motor Co., Ltd. ADR	5,200	$183,716
Toyota Motor Corp. ADR	1,400	165,200
		$348,916
Beverages — 5.0%
Diageo PLC ADR	2,200	$163,834
Fomento Economico Mexicano SA de CV ADR	2,000	193,380
Heineken Holding NV	2,000	78,163
InBev NV	1,900	106,974
		$542,351
Capital Markets — 3.5%
Deutsche Bank AG	1,100	$138,985
UBS AG	4,100	245,344
		$384,329
Chemicals — 1.0%
BASF AG ADR	1,200	$105,576
		$105,576
Commercial Banks — 19.1%
Anglo Irish Bank Corp. PLC	4,500	$80,773
Australia and New Zealand Banking Group, Ltd ADR	1,000	111,650
Banco Bilbao Vizcaya Argentaria SA ADR	6,000	145,200
Banco Santander Central Hispano SA ADR	13,000	222,560
Bank of Ireland	4,000	80,092
Barclays PLC ADR	5,000	271,550
BNP Paribas SA	1,200	131,797
Commerzbank AG ADR	1,160	41,071
Danske Bank A/S	2,700	113,089
DBS Group Holdings, Ltd. ADR	3,000	157,210
Grupo Financiero Banorte SA de C.V.	26,000	94,226
HBOS PLC	4,000	82,854
HSBC Holdings PLC ADR	2,200	210,034
Mitsubishi UFJ Financial Group, Inc. ADR	17,000	216,750

Security	Shares	Value
Commercial Banks (continued)
Societe Generale	700	$116,214
		$2,075,070
Communications Equipment — 1.3%
Nokia Oyj ADR	7,200	$143,136
		$143,136
Construction & Engineering — 1.0%
Vinci SA	1,000	$112,662
		$112,662
Consumer Finance — 1.8%
Orix Corp. ADR	1,400	$197,540
		$197,540
Diversified Financial Services — 3.3%
Fortis	2,200	$92,184
ING Groep NV ADR	6,000	265,980
		$358,164
Diversified Telecommunication Services — 3.3%
BT Group PLC ADR	5,500	$294,360
TeliaSonera AB	9,000	66,677
		$361,037
Electric Utilities — 5.3%
Endesa SA ADR	5,900	$258,715
Enel SPA ADR	3,400	162,928
Scottish and Southern Energy PLC	6,200	155,519
		$577,162
Energy Equipment & Services — 3.2%
Acergy SA ADR(1)	13,600	$246,840
Tenaris SA ADR	2,600	100,334
		$347,174
Food & Staples Retailing — 2.5%
AEON Co., Ltd. ADR	8,400	$197,534
Controladora Comercial Mexicana SA de C.V.	35,000	71,097
		$268,631

See notes to financial statements

International Equity Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Food Products — 2.0%
Nestle SA ADR	2,500	$213,551
		$213,551
Household Durables — 1.5%
Sekisui House, Ltd. ADR	10,000	$157,825
		$157,825
Industrial Conglomerates — 1.7%
Keppel Corp., Ltd. ADR	9,000	$182,641
		$182,641
Insurance — 4.4%
Aviva PLC	5,500	$81,229
AXA SA ADR	6,200	236,344
Muenchener Rueckversicherungs-Gesellschaft AG	1,000	162,635
		$480,208
Machinery — 1.5%
AB SKF ADR	3,500	$56,343
Komatsu, Ltd. ADR	785	56,552
Vallourec SA	200	49,716
		$162,611
Medical Products — 1.0%
Synthes, Inc.	950	$107,727
		$107,727
Metals & Mining — 3.9%
Anglo American PLC ADR	4,200	$95,256
Companhia Vale do Rio Doce ADR	4,900	106,428
Rio Tinto PLC ADR	1,000	221,390
		$423,074
Multi-Utilities — 2.5%
RWE AG ADR	2,800	$275,969
		$275,969
Office Electronics — 2.4%
Canon, Inc. ADR	4,800	$256,272
		$256,272

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.0%
EnCana Corp.	1,300	$61,737
ENI SPA ADR	900	54,639
Norsk Hydro ASA ADR	3,000	69,450
Petroleo Brasileiro SA ADR	2,100	170,016
Total SA ADR	4,400	299,816
		$655,658
Pharmaceuticals — 5.2%
Novartis AG ADR	3,900	$236,847
Roche Holding AG ADR	3,200	280,034
Takeda Pharmaceutical Co., Ltd.	800	51,273
		$568,154
Real Estate Management & Development — 0.8%
Sun Hung Kai Properties, Ltd. ADR	8,000	$87,452
		$87,452
Road & Rail — 1.0%
Canadian Pacific Railway, Ltd.	1,900	$107,331
		$107,331
Software — 0.6%
UbiSoft Entertainment SA(1)	1,100	$67,825
		$67,825
Tobacco — 3.0%
British American Tobacco PLC ADR	2,000	$110,000
Japan Tobacco, Inc.	50	217,251
		$327,251
Trading Companies & Distributors — 1.1%
Mitsubishi Corp. ADR	3,100	$119,602
		$119,602
Wireless Telecommunication Services — 2.4%
China Mobile, Ltd. ADR	2,400	$97,872
Philippine Long Distance Telephone Co. ADR	3,400	161,874
		$259,746
Total Common Stocks (identified cost $10,216,636)		$10,482,075

See notes to financial statements

International Equity Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Closed End Funds — 0.4%
Security	Shares	Value
Central Europe and Russia Fund, Inc.	880	$43,947
		$43,947
Total Closed End Funds (identified cost $42,883)		$43,947
Short-Term Investments — 3.8%
Security	Principal Amount (000's omitted)	Value
Societe Generale Time Deposit, 5.31%, 11/1/06	$417	$417,000
Total Short-Term Investments (at amortized cost, $417,000)		$417,000
Total Investments — 100.6% (identified cost $10,676,519)		$10,943,022
Other Assets, Less Liabilities — (0.6)%		$(69,521)
Net Assets — 100.0%		$10,873,501

ADR - American Depository Receipt

(1)  Non-income producing security.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
Japan	16.7%	$1,819,515
United Kingdom	15.5	1,686,026
France	10.4	1,128,354
Switzerland	10.0	1,083,503
Germany	6.6	724,236
Spain	5.8	626,475
Brazil	3.4	369,894
Mexico	3.3	358,703
Netherlands	3.2	344,143
Singapore	3.2	339,852
Norway	2.9	316,290
Italy	2.0	217,567
Belgium	1.8	199,158
Canada	1.6	169,067
Philippines	1.5	161,874
Ireland	1.5	160,865
Finland	1.3	143,136
Sweden	1.1	123,020
Denmark	1.0	113,089
Australia	1.0	111,650
Argentina	0.9	100,334
China	0.9	97,872
Hong Kong	0.8	87,452
Russia	0.4	43,947

Total Common Stocks and Closed End Funds	96.8%	$10,526,022
Short-Term Investments	3.8%	$417,000

See notes to financial statements

International Equity Portfolio as of October 31, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2006

Assets
Investments, at value (identified cost, $10,676,519)	$10,943,022
Cash	343
Receivable from the investment adviser and the sub-adviser	34,726
Dividends and interest receivable	2,137
Tax reclaim receivable	65
Total assets	$10,980,293
Liabilities
Payable for investments purchased	$66,844
Accrued expenses	39,948
Total liabilities	$106,792
Net Assets applicable to investors' interest in Portfolio	$10,873,501
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$10,606,998
Net unrealized appreciation (computed on the basis of identified cost)	266,503
Total	$10,873,501

Statement of Operations

For the Period Ended
October 31, 2006(1)

Investment Income
Dividends (net of foreign taxes, $520)	$11,168
Interest	6,712
Total investment income	$17,880
Expenses
Investment adviser fee	$8,177
Legal and accounting services	35,335
Custodian fee	5,282
Organization costs	4,000
Miscellaneous	504
Total expenses	$53,298
Deduct — Reduction of custodian fee	$59
Reduction of investment adviser fee	8,177
Allocation of expenses to the investment adviser and the sub-adviser	34,726
Total expense reductions	$42,962
Net expenses	$10,336
Net investment income	$7,544
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(7,928)
Foreign currency transactions	(4,664)
Net realized loss	$(12,592)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$266,503
Net change in unrealized appreciation (depreciation)	$266,503
Net realized and unrealized gain	$253,911
Net increase in net assets from operations	$261,455

(1)  For the period from the commencement of investment operations, May 31, 2006, to October 31, 2006.

See notes to financial statements

International Equity Portfolio as of October 31, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended October 31, 2006(1)
From operations — Net investment income	$7,544
Net realized loss from investments and foreign currency transactions	(12,592)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	266,503
Net increase in net assets from operations	$261,455
Capital transactions — Contributions	$10,596,807
Withdrawals	(84,771)
Net increase in net assets from capital transactions	$10,512,036
Net increase in net assets	$10,773,491
Net Assets
At beginning of period	$100,010
At end of period	$10,873,501

(1)  For the period from the commencement of investment operations, May 31, 2006, to October 31, 2006.

See notes to financial statements

International Equity Portfolio as of October 31, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Period Ended October 31, 2006(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	1.26	%(3)
Expenses after custodian fee reduction(2)	1.25	%(3)
Net investment income	0.92	%(3)
Portfolio Turnover	1%
Total Return	6.60%
Net assets, end of period (000's omitted)	$10,874

(1)  For the period from the commencement of investment operations, May 31, 2006, to October 31, 2006.

(2)  The investment adviser waived its investment advisory fee and subsidized certain operating expenses (equal to 5.21% of average daily net assets for the period ended October 31, 2006). A portion of the waiver and subsidy was borne by the sub-adviser.

(3)  Annualized.

See notes to financial statements

International Equity Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS

  1  Significant Accounting Policies

International Equity Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2006, seeks to achieve total return by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2006, the Eaton Vance International Equity Fund held a 30.1% interest in the Portfolio. In addition, four other investors owned a greater than 10% interest in the Portfolio (11.5%, 11.6%, 14.0%, and 14.0%, respectively, at October 31, 2006). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

International Equity Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

D  Financial Futures Contracts — Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is

International Equity Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

L  Organization Costs — Costs incurred by the Portfolio in connection with its organization have been expensed.

  2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 1.00% annually of the average daily net assets of the Portfolio up to $500 million and at reduced rates as daily net assets exceed that level. For the period from the commencement of investment operations, May 31, 2006 to October 31, 2006, the advisory fee amounted to $8,177, all of which was waived. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Eagle Global Advisors, L.L.C. ("Eagle"). BMR pays Eagle a monthly sub-advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. Pursuant to an expense reimbursement, BMR and Eagle were allocated $17,363 and $17,363, respectively, of the Portfolio's operating expenses for the period from the commencement of investment operations, May 31, 2006 to October 31, 2006. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and sub-adviser fees. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the commencement of investment operations, May 31, 2006 to October 31, 2006, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

  3   Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $10,312,291 and $44,844, respectively, for the period from the commencement of investment operations, May 31, 2006, to October 31, 2006.

  4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,681,644
Gross unrealized appreciation	$292,134
Gross unrealized depreciation	(30,756)
Net unrealized appreciation	$261,378

  5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open financial instruments at October 31, 2006.

  6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating

International Equity Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period from the commencement of investment operations, May 31, 2006, to October 31, 2006.

  7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

  8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

International Equity Portfolio as of October 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of International Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of International Equity Portfolio (the Portfolio), including the portfolio of investments, as of October 31, 2006, and the related statements of operations, changes in net assets and the supplementary data for the period from the start of business, May 31, 2006, to October 31, 2006. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the International Equity Portfolio as of October 31, 2006 and the results of its operations, the changes in its net assets, and the supplementary data for the period from the start of business, May 31, 2006 to October 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 15, 2006

International Equity Portfolio

CONSIDERATIONS RELATING TO APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

In considering the approval of the investment advisory agreement between International Equity Portfolio (the "Portfolio") and Boston Management and Research ("BMR" or the "investment adviser"), the Special Committee considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements of other Eaton Vance Funds. Such information included, among other things, the following:

•  The economic outlook and the general investment outlook in the relevant investment markets;

•  Eaton Vance Management's ("EVM") and Eagle Global Adviser's ("Eagle") results and financial condition and the overall organization of the investment adviser and sub-adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•  EVM's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to EVM's and Eagle's compliance efforts undertaken on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by EVM and its affiliates; and

•  The terms of the investment advisory and sub-advisory agreements and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services to be provided by the investment adviser and sub-adviser. In so doing, the Special Committee considered their management capabilities with respect to the types of investments held by the Portfolio, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory and sub-advisory agreements. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser and sub-adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

With respect to its review of investment advisory and sub-advisory fees, the Special Committee concluded that the fees to be paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the estimated expense ratio of the Fund, the Special Committee concluded that such expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's and sub-adviser's expected profits in providing investment management for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also considered the soft dollar reimbursement program pursuant to which the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser or sub-adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the benefits to EVM and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser and sub-adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser, sub-adviser and their financial resources. The Special Committee concluded that in light of the services to be rendered, the profits to be realized by the investment adviser and sub-adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser and sub-adviser are expected to realize benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to approve the investment advisory and sub-advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by EVM and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the approval of the investment advisory and sub-advisory agreements, including the fee structure, is in the interests of shareholders.

Eaton Vance International Equity Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and International Equity Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "Eagle" refers to Eagle Global Advisors, L.L.C., "Parametric" refers to Parametric Portfolio Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1991 and of the Portfolio since 2006	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 170 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolio.	170	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/26/63	Trustee	Trustee of the Trust since 2005 and of the Portfolio since 2006	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	170	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1986; of the Portfolio since 2006 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company).	170	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Trustee of the Trust since 2003 and of the Portfolio since 2006	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	170	None

Ronald A. Pearlman 7/10/40	Trustee	Trustee of the Trust since 2003 and of the Portfolio since 2006	Professor of Law, Georgetown University Law Center.	170	None

Eaton Vance International Equity Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986 and of the Portfolio since 2006	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	170	None

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998 and of the Portfolio since 2006	Professor of Law, University of California at Los Angeles School of Law.	170	None

Ralph F. Verni 1/26/43	Trustee	Trustee of the Trust since 2005 and of the Portfolio since 2006	Consultant and private investor.	170	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002	President of EVC, EVM, BMR and EV and Director of EVC. Chief Investment Officer of EVC, EVM and BMR. Officer of 71 registered investment companies and 5 private investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Edward R. Allen, III 7/5/60	Vice President of the Portfolio	Since 2006	Partner and Chairman of the International Investment Committee of Eagle. Officer of 3 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR

Thomas N. Hunt, III 11/6/64	Vice President of the Portfolio	Since 2006	Partner of Eagle. Officer of 3 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 29 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 45 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM and BMR.

Eaton Vance International Equity Fund

MANAGEMENT AND ORGANIZATION CONT'D

Principal Officers who are not Trustees (continued)

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Cliff Quisenberry, Jr. 1/1/65	Vice President of the Trust	Since 2006	Vice President and Director of Research and Product Development of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust and President of the Portfolio	Vice President of the Trust since 2001 and President of the Portfolio since 2006	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer 71 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 30 registered investment companies managed by EVM or BMR.

Kristin S. Anagnost 6/12/65	Treasurer of the Portfolio	Since 2006	Assistant Vice President of EVM and BMR. Officer of 95 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005(2)	Vice President of EVM and BMR. Officer of 170 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Secretary of the Trust since 1997 and of the Portfolio since 2006	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 170 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Chief Compliance Officer of the Trust since 2004 and of the Portfolio since 2006	Vice President of EVM and BMR. Officer of 170 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

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Investment Adviser of International Equity Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Sub-Adviser of International Equity Portfolio
Eagle Global Advisors, L.L.C.

5847 San Felipe, Suite 930

Houston, TX 77057

Administrator of Eaton Vance International Equity Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Eaton Vance International Equity Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2773-12/06  IEFSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The registrant commenced operations on May 31, 2006.The following table presents aggregate fees billed to the registrant for the fiscal period from commencement of operations to October 31, 2006 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	5/31/06 to 10/31/2006

Audit Fees	$25,500

Audit-Related Fees(1)	$0

Tax Fees(2)	$10,000

All Other Fees(3)	$0

Total	$35,500

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the fiscal period from commencement of operations to October 31, 2006; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	5/31/06 to 10/31/2006

Registrant	$10,000

Eaton Vance(1)	$72,100

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:  December 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer

Date:	December 19, 2006

By:	/s/ Duncan W. Richardson
Duncan W, Richardson
President

Date:	December 19, 2006